UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
California AMT Tax-Free Money Market	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Service Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	76.8	77.4	73.0
8 - 30	4.5	1.1	4.0
31 - 60	1.7	3.9	3.5
61 - 90	2.5	5.8	0.6
91 - 180	2.9	10.2	9.1
> 180	11.6	1.6	9.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity California AMT Tax-Free Money Market Fund	46 Days	28 Days	47 Days
California Tax-Free Money Market Funds Average*	38 Days	26 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity California AMT Tax-Free Money Market Fund	46 Days	28 Days	49 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 66.3%	Variable Rate Demand Notes (VRDNs) 63.3%
Other Municipal Debt 24.7%	Other Municipal Debt 26.5%
Investment Companies 8.7%	Investment Companies 7.6%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 2.6%

Current and Historical Seven-Day Yields

	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13

Fidelity California AMT Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.23% for California AMT Tax-Free Money Market Class, -0.18% for the Institutional Class and -0.43% for the Service Class.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.3%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (a)	$ 1,000	$ 1,000
Arkansas - 0.4%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,610	3,610
California - 62.9%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	2,800	2,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	6,200	6,200
Series 2009 C, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series Putters 3293, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,300	8,300
Series 2007 A2, 0.03% 9/5/14, LOC Union Bank NA, VRDN (a)	15,900	15,900
Series 2008 G1, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series ROC II R 11970-1, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	4,605	4,605
Series 2005 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	17,150	17,150
(Univ. San Francisco Proj.) 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1207, 0.1% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	$ 1,000	$ 1,000
Series EGL 14 0005, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	11,050	11,050
Series ROC II R 11974, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,500	1,500
California Gen. Oblig.:
Series 2003 C3, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600	4,600
Series 2005 B1, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	3,050	3,050
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.03% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
Series 2009 H, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
(Northern California Presbyterian Homes Proj.) Series 2004, 0.04% 9/5/14, LOC Union Bank NA, VRDN (a)	2,750	2,750
(Scripps Health Proj.):
Series 2008 D, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	4,130	4,130
Series 2008 E, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 F, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (a)	1,500	1,500
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.04% 9/5/14, LOC Union Bank NA, VRDN (a)	7,550	7,550
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.04% 9/5/14, VRDN (a)	2,000	2,000
Participating VRDN:
Series DB 3294, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,000	2,000
Series MS 3239, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,200	2,200
Series MS 3267, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	6,000	6,000
Series MS 3389, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series Putters 4448, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,000	$ 4,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	35,100	35,100
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	2,295	2,295
(SWEEP Ln. Prog.) Series 2007 A, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400	5,400
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.1% 9/5/14, LOC Bank of America NA, VRDN (a)	2,725	2,725
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	6,090	6,090
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,480	19,480
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN Series MS 3237, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,790	7,790
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	4,600	4,600
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.05% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,900	2,900
Series EGL 14 0029, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Series MS 3345, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series Putters 3837Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,875	$ 6,875
Series Putters 4361, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,670	3,670
Series 2001 B8, 0.04% 9/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,000	13,000
Series 2002 A1, 0.04% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (a)	2,200	2,200
Series 2002 A3, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	1,750	1,750
Series 2002 A5, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	4,700	4,700
Series 2002 A7, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	1,200	1,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.07% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,200	1,200
Series Putters 3309, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series ROC II R 0006, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	13,075	13,075
Series EGL 14 0036, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	4,505	4,505
Series Putters 3289, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 9/5/14, LOC Bank of America NA, VRDN (a)	23,410	23,410
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Series 2008 B, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 18,495	$ 18,495
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	13,800	13,800
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,660	4,660
Series ROC II R 12318, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	5,265	5,265
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	4,700	4,700
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	26,615	26,615
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,900	18,900
(Palo Verde Proj.) Series 2008 B, 0.05% 9/5/14, LOC Barclays Bank PLC, VRDN (a)	14,965	14,965
Univ. of California Revs. Participating VRDN:
Series Putters 3368, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,275	2,275
Series Putters 4401, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,200	5,200
		527,770
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/5/14, VRDN (a)	200	200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (a)	$ 2,000	$ 2,000
Series 2010 B1, 0.27% 9/5/14, VRDN (a)	2,100	2,100
		4,100
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,800	1,800
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 9/5/14, VRDN (a)	300	300
		3,500
New York - 0.8%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (a)	1,800	1,800
New York City Gen. Oblig. Series 2013 A2, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,800	2,800
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)	1,400	1,400
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.1% 9/5/14, LOC RBS Citizens NA, VRDN (a)	1,000	1,000
		7,000
Pennsylvania - 0.3%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.15% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,200	2,200
Texas - 0.9%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 9/2/14, VRDN (a)	3,300	3,300
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (a)	1,600	1,600
Series 2010 B, 0.19% 9/2/14, VRDN (a)	1,000	1,000
Series 2010 C, 0.19% 9/2/14, VRDN (a)	1,500	1,500
		7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (a)	$ 200	$ 200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $556,980)		556,980
Other Municipal Debt - 24.7%

California - 24.1%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.09% 9/10/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
Berkeley Gen. Oblig. TRAN 1% 7/22/15	2,800	2,822
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 4% 5/1/15	1,825	1,872
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.12% tender 5/21/15, CP mode	5,500	5,500
California Gen. Oblig.:
Bonds:
Series 2005, 5% 3/1/15	850	870
1% 5/1/15	1,100	1,106
3% 12/1/14	4,500	4,532
4% 11/1/14	3,965	3,990
5% 11/1/14	1,050	1,058
5% 2/1/15	5,985	6,106
5% 4/1/15	1,900	1,954
5% 4/1/15	1,100	1,131
6% 2/1/15	1,410	1,444
Series 2011 A2:
0.08% 10/28/14, LOC Royal Bank of Canada, CP	2,800	2,800
0.08% 10/28/14, LOC Royal Bank of Canada, CP	2,200	2,200
0.08% 11/13/14, LOC Royal Bank of Canada, CP	5,600	5,600
Series 2011 A5, 0.08% 11/6/14, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
Series A1:
0.07% 10/2/14, LOC Wells Fargo Bank NA, CP	2,200	2,200
0.09% 9/3/14, LOC Wells Fargo Bank NA, CP	1,700	1,700
0.1% 9/16/14, LOC Wells Fargo Bank NA, CP	3,400	3,400
Series A3, 0.08% 11/17/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	2,800	2,800
Series A4, 0.11% 9/10/14, LOC Morgan Stanley Bank, West Valley City Utah, CP	3,110	3,110
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.13%, tender 3/27/15 (a)	$ 4,600	$ 4,600
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	600	601
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	2,065	2,100
Fresno County Gen. Oblig. TRAN 1% 6/30/15	7,100	7,152
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	9,000	9,029
Long Beach Gas & Util. Rev. Series A, 0.09% 10/9/14, LOC Bank of New York, New York, CP	1,500	1,500
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.09% 10/29/14, LOC U.S. Bank NA, Cincinnati, CP	1,700	1,700
0.09% 11/12/14, LOC U.S. Bank NA, Cincinnati, CP	1,700	1,700
Series 2010 C, 0.08% 11/13/14, LOC Wells Fargo Bank NA, CP	3,300	3,300
TRAN 1.5% 6/30/15	8,400	8,495
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	8,400	8,400
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	15,000	15,169
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1:
0.06% 9/24/14, LOC Wells Fargo Bank NA, CP	2,400	2,400
0.07% 9/24/14, LOC Wells Fargo Bank NA, CP	2,100	2,100
Series 2013 A4:
0.06% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	1,100	1,100
0.07% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	2,500	2,500
0.07% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	1,100	1,100
Los Angeles Solid Waste Resources Rev. Bonds Series 2013 B, 2% 2/1/15	1,400	1,411
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	2,240	2,256
Series 2014 A, 1% 7/1/15	2,020	2,035
Los Angeles Wastewtr. Sys. Rev.:
Series A1, 0.1% 12/18/14, LOC Bank of New York, New York, CP	1,000	1,000
Series A2, 0.1% 12/18/14, LOC Sumitomo Mitsui Banking Corp., CP	1,500	1,500
Orange County Fire Auth. TRAN 0.75% 6/30/15	4,900	4,925
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. RAN Series 2013 A, 2% 10/16/14	$ 1,500	$ 1,503
Sacramento City Unified School District TRAN Series 2014, 1% 9/30/14	2,900	2,902
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.08% 9/8/14, LOC Barclays Bank PLC, CP	1,700	1,700
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	8,100	8,226
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B:
0.09% 9/8/14, LOC Union Bank NA, CP	4,000	4,000
0.1% 9/2/14, LOC Union Bank NA, CP	2,000	2,000
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	8,500	8,597
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B4, 0.07% 10/8/14, LOC Wells Fargo Bank NA, CP	1,600	1,600
San Francisco County Trans. Auth. Series B, 0.09% 9/8/14, LOC Wells Fargo Bank NA, CP	3,000	3,000
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	5,500	5,540
Torrance Gen. Oblig. TRAN 1% 7/1/15	3,400	3,425
		202,561
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	600	600
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.25% tender 9/25/14, CP mode	2,300	2,300
Series 1993 B, 0.37% tender 9/18/14, CP mode	1,700	1,700
		4,000
TOTAL OTHER MUNICIPAL DEBT (Cost $207,161)		207,161
Investment Company - 8.7%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.05% (b)(c) (Cost $72,803)	72,803,000	$ 72,803
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $836,944)		836,944
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,726
NET ASSETS - 100%		$ 839,670
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 27
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $764,141)	$ 764,141
Fidelity Central Funds (cost $72,803)	72,803
Total Investments (cost $836,944)		$ 836,944
Cash		279
Receivable for investments sold		3,500
Receivable for fund shares sold		197
Interest receivable		465
Distributions receivable from Fidelity Central Funds		3
Receivable from investment adviser for expense reductions		20
Total assets		841,408

Liabilities
Payable for investments purchased	$ 1,187
Payable for fund shares redeemed	390
Distributions payable	1
Accrued management fee	62
Transfer agent fee payable	97
Other affiliated payables	1
Total liabilities		1,738

Net Assets		$ 839,670
Net Assets consist of:
Paid in capital		$ 839,595
Accumulated undistributed net realized gain (loss) on investments		75
Net Assets		$ 839,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($331,031 ÷ 330,654 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($508,499 ÷ 507,989 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($140 ÷ 140 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 346
Income from Fidelity Central Funds		27
Total income		373

Expenses
Management fee	$ 842
Transfer agent fees	295
Independent trustees' compensation	3
Total expenses before reductions	1,140
Expense reductions	(809)	331
Net investment income (loss)		42
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		88
Net increase in net assets resulting from operations		$ 130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42	$ 97
Net realized gain (loss)	88	89
Net increase in net assets resulting from operations	130	186
Distributions to shareholders from net investment income	(42)	(97)
Share transactions - net increase (decrease)	(22,844)	(218,113)
Total increase (decrease) in net assets	(22,756)	(218,024)

Net Assets
Beginning of period	862,426	1,080,450
End of period	$ 839,670	$ 862,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	- G	.001
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	- G	.001
Distributions from net investment income	- G	- G	- G	- G	- G	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.02%	.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.08%A	.12%	.19%	.20%	.30%	.33%
Expenses net of all reductions	.08%A	.12%	.19%	.20%	.30%	.33%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 348	$ 401	$ 476	$ 587	$ 808

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	.001	.002
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	.001	.002
Distributions from net investment income	- G	- G	- G	- G	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.03%	.12%	.19%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.08%A	.12%	.19%	.18%	.20%	.24%
Expenses net of all reductions	.08%A	.12%	.19%	.18%	.20%	.24%
Net investment income (loss)	.01% A	.01%	.01%	.03%	.12%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 508	$ 514	$ 679	$ 816	$ 1,065	$ 1,291

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) G	-	-	-	-	-	-
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations G	-	-	-	-	-	-
Distributions from net investment income G	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%A	.50%	.49%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.08%A	.13%	.19%	.22%	.31%	.43%
Expenses net of all reductions	.08%A	.13%	.19%	.22%	.31%	.43%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions) (000 omitted)	$ 140	$ 140	$ 295	$ 380	$ 6,536	$ 668

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 836,944

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ -**	$ -

* During the period, the investment adviser or its affiliates waived a portion of these fees.

** Amount represents one hundred seventy-five.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 168.10
Institutional Class	127.05
Service Class	-***	.05
	$ 295

* Annualized

** During the period, the investment adviser or its affiliates waived a portion of these fees.

*** Amount represents thirty-seven.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $123 and thirty-three dollars, respectively.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 373
Institutional Class	312
Service Class	-*

* Amount represents two hundred sixty-three dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's, expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
California AMT Tax-Free Money Market	$ 17	$ 37
Institutional Class	25	60
Service Class	-*	-**
Total	$ 42	$ 97

* Amount represents seven dollars.

** Amount represents twenty-one dollars.

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
California AMT Tax-Free Money Market Shares sold	36,327	90,695
Reinvestment of distributions	16	35
Shares redeemed	(53,264)	(143,948)
Net increase (decrease)	(16,921)	(53,218)
Institutional Class Shares sold	69,197	148,831
Reinvestment of distributions	23	54
Shares redeemed	(75,144)	(313,624)
Net increase (decrease)	(5,924)	(164,739)
Service Class Shares sold	1	4
Reinvestment of distributions	-*	-**
Shares redeemed	-	(160)
Net increase (decrease)	1	(156)

* Amount represents seven dollars.

** Amount represents twenty dollars.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCM-USAN-1014
1.855633.107

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.07%	$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	76.5	81.9	75.2
8 - 30	4.7	1.0	3.2
31 - 60	3.1	3.0	3.4
61 - 90	2.6	4.5	1.4
91 - 180	3.4	8.2	7.0
> 180	9.7	1.4	9.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity California Municipal Money Market Fund	42 Days	24 Days	46 Days
California Tax-Free Money Market Funds Average*	38 Days	26 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity California Municipal Money Market Fund	42 Days	24 Days	46 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 68.7%	Variable Rate Demand Notes (VRDNs) 65.8%
Other Municipal Debt 24.8%	Other Municipal Debt 22.0%
Investment Companies 6.2%	Investment Companies 12.4%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)† (0.2)%

Current and Historical Seven-Day Yields

	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13
Fidelity California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.42%.

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (a)(d)	$ 3,500	$ 3,500
California - 65.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
Series 2011 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	23,975	23,975
Series 2009 C, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.1% 9/5/14, LOC BNP Paribas SA, VRDN (a)(d)	4,400	4,400
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series II R 11901, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Series Putters 3293, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3434, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195	4,195
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Series 2007 A2, 0.03% 9/5/14, LOC Union Bank NA, VRDN (a)	$ 12,900	$ 12,900
Series 2008 G1, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	14,275	14,275
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
California Edl. Facilities Auth. Rev.:
(Stanford Univ. Proj.):
Series L2, 0.03% 9/5/14, VRDN (a)	1,200	1,200
Series L6, 0.03% 9/5/14, VRDN (a)	1,000	1,000
(Univ. of San Francisco Proj.):
Series 2000, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	12,735	12,735
Series 2005 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	2,700	2,700
(Univ. San Francisco Proj.) 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	27,770	27,770
Participating VRDN:
Series BBT 2014, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,660	6,660
Series EGL 14 0005, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series MS 3346, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330	3,330
Series MS 3377, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	300	300
Series Putters 3960, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,665	6,665
Series ROC II R 11974, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 14081, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	$ 4,000	$ 4,000
California Gen. Oblig.:
Series 2003 B1, 0.03% 9/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	49,800	49,800
Series 2003 B3, 0.04% 9/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	10,000	10,000
Series 2003 B4, 0.03% 9/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	9,800	9,800
Series 2003 C1, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	49,350	49,350
Series 2003 C3, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	43,800	43,800
Series 2003 C4, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	35,960	35,960
Series 2004 A10, 0.04% 9/5/14, LOC Citibank NA, VRDN (a)	14,200	14,200
Series 2004 A8, 0.03% 9/5/14, LOC Citibank NA, VRDN (a)	27,500	27,500
Series 2004 A9, 0.04% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	50,000	50,000
Series 2004 B6, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,700	17,700
Series 2005 A2-1, 0.03% 9/5/14, LOC Barclays Bank PLC, VRDN (a)	31,800	31,800
Series 2005 B1, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	27,500	27,500
Series 2005 B5, 0.03% 9/5/14, LOC Barclays Bank PLC, VRDN (a)	37,890	37,890
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.03% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,750	18,750
Series 2005 H, 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	70,540	70,540
Series 2005 I, 0.03% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	23,950	23,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Northern California Presbyterian Homes Proj.) Series 2004, 0.04% 9/5/14, LOC Union Bank NA, VRDN (a)	$ 26,675	$ 26,675
(Scripps Health Proj.):
Series 2008 C, 0.05% 9/5/14, LOC Union Bank NA, VRDN (a)	25,020	25,020
Series 2008 D, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	2,220	2,220
Series 2008 E, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	22,270	22,270
Series 2010 B, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	38,600	38,600
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	14,125	14,125
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.04% 9/5/14, LOC Union Bank NA, VRDN (a)	21,450	21,450
Series 2011 D, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	12,400	12,400
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.04% 9/5/14, VRDN (a)	8,000	8,000
Participating VRDN:
Series DB 3294, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	21,850	21,850
Series MS 3239, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	22,800	22,800
Series MS 3267, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	27,375	27,375
Series MS 3301, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	7,330	7,330
Series Putters 3630, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,665	4,665
Series Putters 3878 Q, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,700	8,700
Series Putters 4448, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,235	6,235
Series RBC 077, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,665	6,665
Series 2012 C, 0.03% 9/5/14, VRDN (a)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2007 C:
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 4,485	$ 4,485
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,915	4,915
Series 2008 B:
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,600	9,600
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,050	9,050
Series 2008 C:
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	12,390	12,390
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,430	4,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,380	16,380
Series 2002 J, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,200	10,200
Series 2003 H, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,500	3,500
Series 2003 M:
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	1,980	1,980
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,300	10,300
Series 2004 E, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	22,245	22,245
Series 2005 A, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	18,900	18,900
Series 2005 B, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	17,880	17,880
Series 2005 D, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	31,250	31,250
Series 2005 F:
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	55,915	55,915
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	27,570	27,570
Series 2006 C:
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,260	3,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2006 C:
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 6,065	$ 6,065
Series 2006 F2, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	12,000	12,000
Series 2007 K, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,640	13,640
Series 2008 D:
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	8,650	8,650
0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,705	13,705
Series 2008 F, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,110	9,110
(Multi-family Hsg. Prog.):
Series 2001 G, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,885	2,885
Series III 2001 E, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	29,775	29,775
(Multifamily Hsg. Prog.):
Series 2001 G, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	8,600	8,600
Series 2002 E, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	1,585	1,585
Series 2005 D, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	15,585	15,585
Series 2007 H, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	24,465	24,465
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.17% 9/5/14, LOC Bank of America NA, VRDN (a)(d)	7,665	7,665
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,800	20,800
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.09% 9/5/14, LOC Comerica Bank, VRDN (a)(d)	2,920	2,920
(Recology, Inc. Proj.) Series 2010 A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.09% 9/5/14, LOC Comerica Bank, VRDN (a)(d)	1,400	1,400
Series 2011 A, 0.09% 9/5/14, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.: - continued
Series 2012 A, 0.08% 9/5/14, LOC Union Bank NA, VRDN (a)(d)	$ 2,535	$ 2,535
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	100,100	100,100
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.22% 9/5/14, LOC Bank of America NA, VRDN (a)(d)	1,500	1,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	26,875	26,875
(Grove Apts. Proj.) Series X, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	15,945	15,945
(Terraces at Park Marino Proj.) Series I, 0.07% 9/5/14, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,360	5,360
(The Belmont Proj.) Series 2005 F, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	10,200	10,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	$ 11,300	$ 11,300
(Vista Del Monte Proj.) Series QQ, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	12,850	12,850
(Vizcaya Apts. Proj.) Series B, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	20,290	20,290
Series 2007 O, 0.05% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	35,952	35,952
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	30,000	30,000
(Oakmont Stockton Proj.) Series 1997 C, 0.07% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,200	17,200
Participating VRDN Series ROC II R 14001, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.11% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	560	560
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.05% 9/5/14, LOC Union Bank NA, VRDN (a)	34,850	34,850
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	52,000	52,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	13,200	13,200
Series MS 3250, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3772 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	$ 27,270	$ 27,270
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Series ROC II R 14066, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	6,950	6,950
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,375	14,375
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series Putters 3609 Z, 0.07% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3770 Z, 0.07% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series Putters 3776 Z, 0.07% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.07% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series ROC II R 11728, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	4,920	4,920
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.04% 9/5/14, LOC Freddie Mac, VRDN (a)	2,760	2,760
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3847, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN: - continued
Series ROC II R 11842, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	$ 6,750	$ 6,750
Series WF 10 44C, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	4,440	4,440
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 2013 A1, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	14,100	14,100
Series EGL 14 0029, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	14,000	14,000
Series MS 3289, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,335	7,335
Series MS 3345, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,035	14,035
Series Putters 3327, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,745	3,745
Series Putters 3332, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series Putters 3718 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Series Putters 4330, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 4361, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665	3,665
Series Solar 06 48, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	15,230	15,230
Series 2001 B1, 0.03% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,500	2,500
Series 2001 B7, 0.04% 9/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	53,300	53,300
Series 2001 B8, 0.04% 9/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,600	12,600
Series 2002 A1, 0.04% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (a)	17,800	17,800
Series 2002 A3, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	21,450	21,450
Series 2002 A4, 0.04% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (a)	14,800	14,800
Series 2002 A5, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	37,600	37,600
Series 2002 A7, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (a)	13,900	13,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.07% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 9,770	$ 9,770
Series Putters 3310, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Putters 3750 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,945	4,945
Series ROC II R 0006, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	18,150	18,150
Series WF 10 43C, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	24,880	24,880
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Wastewtr. Sys. Participating VRDN Series ROC II R 14059, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	6,230	6,230
Series Putters 3371, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	3,200	3,200
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185	3,185
Series Putters 3547, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (a)(e)	11,800	11,800
Series BA 08 1087, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Series EGL 07 71, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	34,805	34,805
Series EGL 14 0014, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	16,430	16,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series EGL 14 0036, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	$ 8,195	$ 8,195
Series Putters 3289, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Series Putters 3752 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 9/5/14, LOC Bank of America NA, VRDN (a)	9,410	9,410
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	1,600	1,600
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series 2003 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (a)	52,800	52,800
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.03% 9/5/14, LOC Union Bank NA, VRDN (a)	1,400	1,400
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.05% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,125	5,125
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.04% 9/5/14, LOC Union Bank NA, VRDN (a)	25,260	25,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 60,400	$ 60,400
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	44,345	44,345
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.15% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,550	1,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	13,600	13,600
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	4,270	4,270
(Deer Park Apts. Proj.) Issue A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	3,520	3,520
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 L, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,100	6,100
Series 2012 M, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,830	22,830
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	8,475	8,475
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.07% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series RBC O 8, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810	6,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series Putters 3736 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 1,040	$ 1,040
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.06% 9/5/14, LOC Citibank NA, VRDN (a)(d)	6,200	6,200
(Stratton Apts. Proj.) Series 2000 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3504, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
San Diego Unified School District Participating VRDN Series MS 3330, 0.06% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Series ROC II R 12318, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	43,900	43,900
Series 2010 A2, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	57,395	57,395
Series 2010 A3, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	58,750	58,750
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	23,715	23,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.08% 9/5/14, LOC Citibank NA, VRDN (a)(d)	$ 6,035	$ 6,035
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.1% 9/5/14, LOC Citibank NA, VRDN (a)(d)	6,360	6,360
(El Paseo Apts. Proj.) Series 2002 B, 0.1% 9/5/14, LOC Citibank NA, VRDN (a)(d)	4,445	4,445
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	8,675	8,675
(Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.04% 9/5/14, LOC Bank of America NA, VRDN (a)	78,920	78,920
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.09% 9/5/14, LOC Union Bank NA, VRDN (a)(d)	10,895	10,895
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	10,800	10,800
Santa Clara Elec. Rev. Series 2008 B, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400	24,400
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(d)	29,700	29,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,500	$ 5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,965	15,965
Torrance Gen. Oblig. Rev.:
(Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	14,605	14,605
Series 2010 C, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	29,140	29,140
Univ. of California Revs. Participating VRDN:
Series MS 3396, 0.07% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,830	7,830
Series Putters 3365, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series Putters 4288, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series Putters 4421, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11886X, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	29,435	29,435
Whittier Health Facilities Rev. Series 2009 A, 0.03% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,625	23,625
		4,392,009
Colorado - 0.1%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 14 0020, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	3,700	3,700
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 9/2/14, VRDN (a)(d)	1,600	1,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1988, 0.13% 9/2/14, VRDN (a)(d)	$ 4,350	$ 4,350
Series 1994, 0.13% 9/2/14, VRDN (a)(d)	3,700	3,700
Series 1999 A, 0.23% 9/5/14, VRDN (a)	4,630	4,630
		14,280
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/5/14, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/5/14, VRDN (a)(d)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (a)	1,850	1,850
Series 2010 B1, 0.27% 9/5/14, VRDN (a)	1,000	1,000
		2,850
Massachusetts - 0.0%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series MS 3389X, 0.07% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500	2,500
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.23% 9/5/14, VRDN (a)(d)	3,850	3,850
Nevada - 0.3%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	9,900	9,900
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	7,700	7,700
		17,600
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.12% 9/5/14, LOC Bank of America NA, VRDN (a)(d)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 14,400	$ 14,400
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,700	10,700
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (a)	2,000	2,000
Series 2012 A, 0.2% 9/5/14, VRDN (a)(d)	3,300	3,300
		30,400
New York - 0.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (a)	530	530
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)	9,600	9,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0031, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	1,970	1,970
New York Dorm. Auth. Revs.:
(College of New Rochelle Proj.) Series 2008, 0.1% 9/5/14, LOC RBS Citizens NA, VRDN (a)	8,970	8,970
Participating VRDN Series EGL 06 47 Class A, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(e)	2,530	2,530
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	4,300	4,300
		27,900
Pennsylvania - 0.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.1% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	450	450
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.16% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	300	300
		750
South Carolina - 0.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 9/2/14, VRDN (a)	10,300	10,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - 1.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 2,800	$ 2,800
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 9/2/14, VRDN (a)(d)	24,000	24,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.3% 9/5/14, VRDN (a)(d)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (a)	1,400	1,400
Series 2004, 0.19% 9/5/14, VRDN (a)(d)	7,720	7,720
Series 2009 A, 0.19% 9/2/14, VRDN (a)	500	500
Series 2009 C, 0.19% 9/2/14, VRDN (a)	5,200	5,200
Series 2010 B, 0.19% 9/2/14, VRDN (a)	3,400	3,400
Series 2010 D, 0.19% 9/2/14, VRDN (a)	500	500
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (a)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.08% 9/5/14, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	5,150	5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,145	10,145
		69,265
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(d)	4,000	4,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (a)	1,400	1,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,618,829)		4,618,829
Other Municipal Debt - 24.8%
	Principal Amount (000s)	Value (000s)
California - 24.0%
Acalanes Union High School District Bonds Series WF11 85Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	$ 12,595	$ 12,595
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.09% 9/10/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Bay Area Wtr. Supply & Consv Ag Bonds 1% 10/1/14	4,105	4,108
Berkeley Gen. Oblig. TRAN 1% 7/22/15	22,195	22,368
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AP, 3% 12/1/14	1,415	1,425
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L:
4% 5/1/15	10,185	10,447
5% 5/1/15	2,640	2,725
Series 2010 M, 5% 5/1/15	1,000	1,032
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.12% tender 5/21/15, CP mode	44,500	44,500
California Gen. Oblig.:
Bonds:
Series 2006, 4% 9/1/14	1,500	1,500
1% 5/1/15	8,900	8,949
3% 12/1/14	20,000	20,144
3% 12/1/14	17,765	17,893
4% 9/1/14	1,500	1,500
4% 9/1/14	15,755	15,755
4% 10/1/14	4,000	4,012
4% 11/1/14	25,000	25,159
4% 11/1/14	2,900	2,918
5% 10/1/14	1,900	1,907
5% 2/1/15	36,140	36,874
5% 3/1/15	1,235	1,264
5% 3/1/15	3,295	3,374
5% 3/1/15	4,000	4,096
5% 3/1/15	1,000	1,024
5% 3/1/15	8,500	8,705
5% 4/1/15	19,260	19,807
5% 6/1/15	685	709
Series 2011 A2:
0.08% 10/28/14, LOC Royal Bank of Canada, CP	22,200	22,200
0.08% 10/28/14, LOC Royal Bank of Canada, CP	17,800	17,800
0.08% 11/13/14, LOC Royal Bank of Canada, CP	44,400	44,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series A1:
0.07% 10/2/14, LOC Wells Fargo Bank NA, CP	$ 17,800	$ 17,800
0.09% 9/3/14, LOC Wells Fargo Bank NA, CP	13,300	13,300
0.1% 9/16/14, LOC Wells Fargo Bank NA, CP	26,600	26,600
Series A3, 0.08% 11/17/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	22,800	22,800
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.13%, tender 3/27/15 (a)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds Series 2012 F, 1.5% 10/1/14 (Escrowed to Maturity)	6,580	6,587
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	1,625	1,627
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	16,400	16,680
Fresno County Gen. Oblig. TRAN 1% 6/30/15	57,900	58,321
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	72,400	72,629
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.08% 10/16/14, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.09% 10/29/14, LOC U.S. Bank NA, Cincinnati, CP	13,300	13,300
0.09% 11/12/14, LOC U.S. Bank NA, Cincinnati, CP	13,300	13,300
Series 2010 C, 0.08% 11/13/14, LOC Wells Fargo Bank NA, CP	26,700	26,700
TRAN 1.5% 6/30/15	65,900	66,651
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2005 A1, 5% 7/1/15	1,425	1,482
Series 2011 A, 5% 7/1/15	4,600	4,786
0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	66,000	66,000
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	50,000	50,564
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1:
0.06% 9/24/14, LOC Wells Fargo Bank NA, CP	16,400	16,400
0.06% 9/24/14, LOC Wells Fargo Bank NA, CP	2,600	2,600
0.07% 9/24/14, LOC Wells Fargo Bank NA, CP	16,403	16,403
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2013 A4:
0.06% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	$ 8,900	$ 8,900
0.07% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	20,478	20,478
0.07% 9/24/14, LOC U.S. Bank NA, Cincinnati, CP	8,900	8,900
Los Angeles Solid Waste Resources Rev. Bonds Series 2013 B, 2% 2/1/15	10,590	10,670
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	17,800	17,930
Series 2005 K, 0.5% 7/1/15	4,310	4,323
Series 2006 F, 5% 7/1/15	2,050	2,133
Series 2010 KY, 5% 7/1/15	1,125	1,170
Series 2014 A, 1% 7/1/15	16,500	16,620
Series 2014 C, 1% 7/1/15	1,555	1,566
Los Angeles Wastewtr. Sys. Rev.:
Series A1, 0.1% 12/18/14, LOC Bank of New York, New York, CP	8,000	8,000
Series A2, 0.1% 12/18/14, LOC Sumitomo Mitsui Banking Corp., CP	12,250	12,250
Orange County Fire Auth. TRAN 0.75% 6/30/15	39,100	39,303
Orange County Sanitation District Ctfs. of Prtn. RAN Series 2013 A, 2% 10/16/14	875	877
Port of Oakland Port Rev. Series 2010 D, 0.11% 12/4/14, LOC JPMorgan Chase Bank, CP (d)	54,165	54,165
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	25,490	25,490
Sacramento City Unified School District TRAN Series 2014, 1% 9/30/14	23,100	23,116
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.08% 9/8/14, LOC Barclays Bank PLC, CP	11,300	11,300
0.08% 11/6/14, LOC Barclays Bank PLC, CP	8,000	8,000
San Diego Cmnty. College District Bonds Series WF11 87C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,950	9,950
San Diego County Reg'l. Trans. Commission Sales Tax Rev.:
Series 2005 B:
0.09% 9/8/14, LOC Union Bank NA, CP	31,477	31,477
0.1% 9/2/14, LOC Union Bank NA, CP	16,000	16,000
Series B, 0.08% 9/2/14, LOC Union Bank NA, CP	1,999	1,999
San Diego Unified School District:
Bonds Series 2013 B:
0.5% 7/1/15	1,000	1,003
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Bonds Series 2013 B:
2% 7/1/15	$ 4,150	$ 4,211
TRAN Series A, 1.5% 6/30/15	66,000	66,753
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A1, 0.07% 9/24/14, LOC State Street Bank & Trust Co., Boston, CP (d)	34,000	34,000
Series B4, 0.07% 10/8/14, LOC Wells Fargo Bank NA, CP	12,400	12,400
San Francisco City & County Gen. Oblig. 0.08% 11/5/14, LOC State Street Bank & Trust Co., Boston, CP	4,105	4,105
San Francisco County Trans. Auth.:
Series 2004 A, 0.07% 9/10/14, LOC Wells Fargo Bank NA, CP	8,785	8,785
Series B, 0.09% 9/8/14, LOC Wells Fargo Bank NA, CP	23,250	23,250
San Jose Fin. Auth. Rev.:
Series 1, 0.08% 10/7/14, LOC State Street Bank & Trust Co., Boston, CP	15,619	15,619
Series 2, 0.08% 10/7/14, LOC U.S. Bank NA, Cincinnati, CP	15,619	15,619
San Jose Int'l. Arpt. Rev.:
Series A2, 0.09% 9/11/14, LOC Barclays Bank PLC, CP	3,500	3,500
Series B, 0.1% 9/11/14, LOC Barclays Bank PLC, CP (d)	13,045	13,045
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,340	8,340
San Mateo Unified School District Bonds Series WF 11 75Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	15,370	15,370
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A:
0.08% 11/25/14, LOC Wells Fargo Bank NA, CP	12,670	12,670
0.08% 11/25/14, LOC Wells Fargo Bank NA, CP	6,505	6,505
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	44,500	44,826
Torrance Gen. Oblig. TRAN 1% 7/1/15	27,600	27,799
Turlock Irrigation District Series A, 0.09% 10/9/14, LOC Bank of America NA, CP	4,500	4,500
Walnut Energy Ctr. Auth. Series B:
0.08% 9/3/14, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Energy Ctr. Auth. Series B: - continued
0.09% 9/3/14, LOC State Street Bank & Trust Co., Boston, CP	$ 15,000	$ 15,000
Woodland Fin. Auth. Rev. 0.09% 11/14/14, LOC Citibank NA, CP	6,780	6,780
		1,611,917
Connecticut - 0.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 9/25/14, CP mode	2,100	2,100
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.22% tender 9/16/14, CP mode	4,900	4,900
Series 2001 B, 0.26% tender 9/25/14, CP mode (d)	8,800	8,800
		13,700
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 9/25/14, CP mode (d)	2,100	2,100
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.25% tender 9/25/14, CP mode	1,100	1,100
Series 1993 B, 0.37% tender 9/18/14, CP mode	4,000	4,000
		7,200
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 9/25/14, CP mode (d)	11,400	11,400
Series 1990 A2:
0.32% tender 9/18/14, CP mode (d)	3,600	3,600
0.32% tender 9/25/14, CP mode (d)	7,900	7,900
Series 1990 B, 0.37% tender 9/12/14, CP mode	1,300	1,300
		24,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (d)	$ 4,100	$ 4,100
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/17/14, CP mode	1,100	1,100
		5,200
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (d)	2,400	2,400
TOTAL OTHER MUNICIPAL DEBT (Cost $1,666,717)		1,666,717
Investment Company - 6.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (b)(c) (Cost $418,700)	418,700,000	418,700
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,704,246)		6,704,246
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,521
NET ASSETS - 100%		$ 6,723,767
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,145,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/1/14	$ 12,595
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Security	Acquisition Date	Cost (000s)
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/1/14	$ 25,490
San Diego Cmnty. College District Bonds Series WF11 87C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,950
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/26/11	$ 8,340
San Mateo Unified School District Bonds Series WF 11 75Z, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 3/3/14	$ 15,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 183
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,285,546)	$ 6,285,546
Fidelity Central Funds (cost $418,700)	418,700
Total Investments (cost $6,704,246)		$ 6,704,246
Cash		126
Receivable for investments sold		20,000
Receivable for fund shares sold		69,209
Interest receivable		3,626
Distributions receivable from Fidelity Central Funds		23
Other receivables		2
Total assets		6,797,232

Liabilities
Payable for investments purchased	$ 15,923
Payable for fund shares redeemed	55,694
Distributions payable	4
Accrued management fee	269
Other affiliated payables	1,533
Other payables and accrued expenses	42
Total liabilities		73,465

Net Assets		$ 6,723,767
Net Assets consist of:
Paid in capital		$ 6,723,921
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(155)
Net Assets, for 6,722,283 shares outstanding		$ 6,723,767
Net Asset Value, offering price and redemption price per share ($6,723,767 ÷ 6,722,283 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,639
Income from Fidelity Central Funds		183
Total income		2,822

Expenses
Management fee	$ 12,080
Transfer agent fees	4,097
Accounting fees and expenses	280
Custodian fees and expenses	39
Independent trustees' compensation	15
Registration fees	38
Audit	23
Legal	6
Miscellaneous	23
Total expenses before reductions	16,601
Expense reductions	(14,122)	2,479
Net investment income (loss)		343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		294
Net increase in net assets resulting from operations		$ 637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 343	$ 636
Net realized gain (loss)	294	198
Net increase in net assets resulting from operations	637	834
Distributions to shareholders from net investment income	(337)	(640)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,795,971	18,550,176
Reinvestment of distributions	315	603
Cost of shares redeemed	(8,838,991)	(17,877,941)
Net increase (decrease) in net assets and shares resulting from share transactions	(42,705)	672,838
Total increase (decrease) in net assets	(42,405)	673,032

Net Assets
Beginning of period	6,766,172	6,093,140
End of period (including undistributed net investment income of $1 and distributions in excess of net investment income of $5, respectively)	$ 6,723,767	$ 6,766,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 F	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) G	-	-	-	-	-	-
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations G	-	-	-	-	-	-
Distributions from net investment income G	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%A	.50%	.51%	.51%	.51%	.55%
Expenses net of fee waivers, if any	.07%A	.11%	.19%	.19%	.32%	.44%
Expenses net of all reductions	.07%A	.11%	.19%	.19%	.32%	.44%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 6,724	$ 6,766	$ 6,093	$ 5,461	$ 5,113	$ 5,044

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 6,704,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (291)

The Fund elected to defer to its next fiscal year approximately $157 of capital losses recognized during the period November 1, 2013 to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $14,118.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFS-USAN-1014
1.855637.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 24, 2014